UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02258

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2008

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.8%
$1,500	Arizona Board of Regents, University System Revenue, 5.00%, 6/1/33	$1,541,820
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,498,260
		$3,040,080
Electric Utilities — 5.9%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/25 (1)(2)	$247,740
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/37 (1)(2)	663,105
2,500	Salt River Agriculture Improvements and Power District, 4.75%, 1/1/35	2,511,025
3,000	Salt River Agriculture Improvements and Power District, 5.00%, 1/1/38	3,092,640
		$6,514,510
Escrowed/Prerefunded — 13.0%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), Prerefunded to 12/1/12, 5.75%, 12/1/32	$729,475
500	Glendale Industrial Development Authority, (Midwestern University), Prerefunded to 5/15/11, 5.75%, 5/15/21	544,935
1,250	Maricopa County Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,265,700
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,541,900
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	5,109,585
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/1/11, 5.70%, 12/1/21	1,106,050
		$14,297,645
General Obligations — 3.5%
$1,125	Puerto Rico, 0.00%, 7/1/18	$691,043
1,485	Tempe, 3.75%, 7/1/24	1,374,085
1,600	Tucson, 5.375%, 7/1/21	1,771,648
		$3,836,776
Health Care-Miscellaneous — 0.8%
$500	Yavapai County Industrial Development Authority, Health Care Institution Revenue Bonds, (West Yavapai Guidance Clinic Project), 6.25%, 12/1/36	$440,815
500	Yavapai County Industrial Development Authority, Health Care Institution Revenue Bonds, (West Yavapai Guidance Clinic Project), 6.625%, 8/15/24	463,815
		$904,630
Hospital — 9.1%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,976,620
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,186,566
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	676,410
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	444,360
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,719,305
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,375,313
1,800	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,808,244
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	883,710
		$10,070,528

1

Industrial Development Revenue — 0.5%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$571,649
		$571,649
Insured-Education — 2.6%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,019,270
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,809,576
		$2,828,846
Insured-Electric Utilities — 4.1%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$681,870
1,000	Mesa Utility System, (FGIC), 5.00%, 7/1/23	1,045,500
1,120	Mesa Utility System, (FSA), 4.25%, 7/1/29	1,048,242
380	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	391,989
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	1,304,268
		$4,471,869
Insured-Escrowed/Prerefunded — 6.0%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,199,890
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,076,770
2,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	2,140,962
500	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	546,410
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	527,250
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,080,350
		$6,571,632
Insured-General Obligations — 9.4%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$346,240
1,300	Goodyear, (MBIA), 3.00%, 7/1/26	1,019,707
2,920	Maricopa County Elementry School District No. 3, (FSA), 5.00%, 7/1/25	3,155,118
1,425	Maricopa County Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,487,244
1,200	Maricopa County Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,228,200
2,350	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	2,511,774
500	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (1) (2)	594,485
		$10,342,768
Insured-Hospital — 3.9%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,265,947
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	966,480
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (4)	2,019,200
		$4,251,627
Insured-Housing — 0.8%
$1,000	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$908,430
		$908,430
Insured-Lease Revenue/Certificates of Participation — 2.6%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,014,020
500	Nogales Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	447,065
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), 0.00%, 7/1/41	1,165,665
280	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	285,488
		$2,912,238

2

Insured-Special Tax Revenue — 13.4%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$994,260
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,022,770
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	760,860
5,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36 (5)	4,788,500
2,000	Glendale Transportation, Excise Tax Revenue, (MBIA), 4.50%, 7/1/32	1,948,100
2,040	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	2,180,352
3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	266,185
680	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	89,896
1,345	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	167,802
1,080	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	126,943
2,000	Queen Creek, Excise Tax & State Shared Revenue, (MBIA), 5.00%, 8/1/27	2,036,940
350	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	340,347
		$14,722,955
Insured-Transportation — 7.7%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$2,946,450
1,725	Pima County, (AMBAC), 3.25%, 7/1/22	1,490,969
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	2,041,094
2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	1,992,240
		$8,470,753
Insured-Water and Sewer — 2.7%
$1,000	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$964,490
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,022,290
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,033,730
		$3,020,510
Lease Revenue/Certificates of Participation — 0.7%
$750	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$733,478
		$733,478
Other Revenue — 2.0%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,663,917
4,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	218,592
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	326,610
		$2,209,119
Senior Living/Life Care — 1.5%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (6)	$1,660,482
		$1,660,482
Special Tax Revenue — 4.6%
$2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,430,068
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,635,935
1,000	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32 (7)	981,150
		$5,047,153
Student Loan — 1.8%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,011,500
		$2,011,500
Water and Sewer — 1.0%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,048,210
		$1,048,210
Total Tax-Exempt Investments — 100.4% (identified cost $108,923,381)		$110,447,388
Other Assets, Less Liabilities — (0.4)%		$(412,485)
Net Assets— 100.0%		$110,034,903

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax–Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 53.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 15.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $1,505,330 or 1.4% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(6)	Security is in default with respect to scheduled principal payments.
(7)	When-issued security.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	109 U.S. Treasury Bond	Short	$(12,647,869)	$(12,741,079)	$(93,210)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$3,500,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(70,737)
Morgan Stanley Capital Services, Inc.	1,350,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(122,790)
					$(193,527)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,912,886
Gross unrealized appreciation	4,591,104
Gross unrealized depreciation	(2,611,602)
Net unrealized appreciation	$1,979,502

4

Eaton Vance Colorado Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.5%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,011,540
		$1,011,540
Electric Utilities — 2.4%
$500	Colorado Springs Utilities, 4.75%, 11/15/34	$498,495
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/25 (1)(2)	123,870
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/37 (1)(2)	331,552
		$953,917
Escrowed/Prerefunded — 10.9%
$350	Aspen Valley Hospital District, Colorado Hospital, Prerefunded to 4/15/10, 6.80%, 10/15/24	$378,290
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	566,490
975	Colorado Water Resources and Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,046,302
3,000	Dawson Ridge Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,548,360
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	779,522
		$4,318,964
Hospital — 9.9%
$500	Aspen Valley Hospital District, Colorado Hospital, 5.00%, 10/15/26	$475,120
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,125,390
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	689,527
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	490,870
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	314,157
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	325,595
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	503,655
		$3,924,314
Housing — 5.4%
$985	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	$962,798
865	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	866,323
325	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	331,555
		$2,160,676
Industrial Development Revenue — 6.3%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$495,585
230	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	168,268
220	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	172,973
580	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Co., Inc.), 4.70%, 9/1/40	547,775
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	319,828
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	355,985
525	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	452,797
		$2,513,211
Insured-Education — 5.6%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), 5.00%, 3/1/35	$1,936,651
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	303,689
		$2,240,340
Insured-Electric Utilities — 2.0%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$794,730
		$794,730

1

Insured-General Obligations — 10.5%
$270	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$278,934
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	890,320
700	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	627,417
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	530,920
1,000	Pueblo County School District #70, (FGIC), 5.00%, 12/1/19	1,079,630
200	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (1)(2)	237,794
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	537,910
		$4,182,925
Insured-Hospital — 1.9%
$750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), 5.25%, 3/1/40	$761,873
		$761,873
Insured-Housing — 1.9%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$744,555
		$744,555
Insured-Lease Revenue/Certificates of Participation — 2.8%
$1,060	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$1,125,953
		$1,125,953
Insured-Special Tax Revenue — 9.2%
$500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$433,080
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,433,280
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	773,087
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	1,002,820
		$3,642,267
Insured-Transportation — 15.9%
$1,000	Denver City and County, Airport Revenue, (MBIA), (AMT), 5.00%, 11/15/30	$945,700
2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	1,864,418
1,500	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41 (3)	1,622,505
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,897,359
		$6,329,982
Insured-Water and Sewer — 0.4%
$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$140,355
		$140,355
Senior Living/Life Care — 3.4%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$333,712
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	709,980
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (4)	323,476
		$1,367,168
Special Tax Revenue — 2.8%
$400	Bachelor Gulch Metropolitan District, 6.70%, 11/15/19	$406,828
360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	361,332
350	Black Hawk, Device Tax, 5.00%, 12/1/18	340,592
		$1,108,752
Transportation — 1.8%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$276,813
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	430,855
		$707,668
Water and Sewer — 1.5%
$540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	$609,395
		$609,395
Total Tax-Exempt Investments — 97.1% (identified cost $39,311,779)		$38,638,585
Other Assets, Less Liabilities — 2.9%		$1,139,087
Net Assets— 100.0%		$39,777,672

2

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 51.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.8% to 11.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $693,216 or 1.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security is in default and making only partial interest payments.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	105 U.S. Treasury Bond	Short	$(12,038,539)	$(12,273,516)	$(234,977)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$675,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(7,553)
					$(7,553)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,309,456
Gross unrealized appreciation	1,186,134
Gross unrealized depreciation	(1,857,005)
Net unrealized depreciation	$(670,871)

3

Eaton Vance Connecticut Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.3%
$2,500	Connecticut Health and Educational Facilites Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	$2,502,425
1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,009,460
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37 (1)	5,084,880
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,296,593
1,350	University of Connecticut, 5.00%, 5/15/23	1,397,749
		$14,291,107
Electric Utilities — 3.7%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,151,145
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC Project), (AMT), 5.75%, 11/1/37	1,469,745
		$4,620,890
Escrowed/Prerefunded — 4.8%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,283,970
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,630,365
795	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	873,506
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	197,897
		$5,985,738
General Obligations — 6.4%
$1,750	Connecticut, 0.00%, 11/1/09	$1,688,050
1,475	North Haven, 5.00%, 7/15/23	1,604,815
1,490	North Haven, 5.00%, 7/15/25	1,615,816
1,065	Puerto Rico, 0.00%, 7/1/15	782,551
400	Redding, 5.50%, 10/15/18	454,452
650	Redding, 5.625%, 10/15/19	752,414
535	Wilton, 5.25%, 7/15/18	604,892
535	Wilton, 5.25%, 7/15/19	603,100
		$8,106,090
Housing — 2.1%
$780	Connecticut Housing Finance Authority, 4.70%, 5/15/28	$772,988
2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	1,897,620
		$2,670,608
Industrial Development Revenue — 8.9%
$1,000	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$936,110
3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	3,065,031
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,296,375
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	498,379
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,299,132
1,320	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,138,460
		$11,233,487

1

Insured-Education — 10.2%
$1,550	Connecticut Health and Educational Facilities Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	$1,568,181
1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	2,110,660
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,217,096
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (MBIA), 5.50%, 7/1/21 (2)	5,863,617
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,046,540
		$12,806,094
Insured-Electric Utilities — 5.8%
$4,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$3,999,680
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	3,260,670
		$7,260,350
Insured-Escrowed/Prerefunded — 6.8%
$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,629,855
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,073,390
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,074,120
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	558,955
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	2,674,624
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,592,865
		$8,603,809
Insured-General Obligations — 8.3%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,873,367
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19 (3)	4,010,592
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,113,350
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,069,020
350	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (4) (5)	416,140
		$10,482,469
Insured-Hospital — 2.5%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	$2,072,840
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	1,024,740
		$3,097,580
Insured-Housing — 0.7%
$985	Connecticut Housing Authority, Housing Mortgage, (AMBAC), 5.10%, 11/15/38	$914,661
		$914,661
Insured-Lease Revenue/Certificates of Participation — 4.5%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,469,960
2,115	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	2,246,595
		$5,716,555
Insured-Pooled Loans — 0.8%
$1,000	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,011,230
		$1,011,230
Insured-Special Tax Revenue — 2.5%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,071,740
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,068,800
		$3,140,540

2

Insured-Transportation — 8.9%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,337,090
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	514,930
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	4,189,614
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,215,148
		$11,256,782
Insured-Water and Sewer — 5.9%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$817,720
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	871,450
3,420	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/24	3,713,197
1,000	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/31	1,040,750
1,000	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/32	1,040,750
		$7,483,867
Lease Revenue/Certificates of Participation — 1.7%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,130,303
		$2,130,303
Other Revenue — 0.7%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$432,216
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	499,548
		$931,764
Senior Living/Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$869,550
		$869,550
Solid Waste — 2.2%
$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,749,780
		$2,749,780
Special Tax Revenue — 7.1%
$3,180	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.125%, 9/1/12 (6)	$3,467,631
2,000	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.50%, 10/1/12	2,280,980
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,241,761
		$8,990,372
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$543,300
		$543,300
Water and Sewer — 1.1%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,361,613
		$1,361,613
Total Tax-Exempt Investments — 108.0% (identified cost $134,103,113)		$136,258,539
Other Assets, Less Liabilities — (8.0)%		$(10,148,850)
Net Assets— 100.0%		$126,109,689

3

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
RADIAN	—	Radian Group, Inc.
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 54.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 16.7% of total investments.

(1)	When-issued security.
(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2008, the aggregate value of the securities is $416,140 or 0.3% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	111 U.S. Treasury Bond	Short	$(12,837,635)	$(12,974,860)	$(137,225)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$2,475,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(27,695)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,071,674
Gross unrealized appreciation	4,143,504
Gross unrealized depreciation	(1,951,639)
Net unrealized appreciation	$2,191,865

4

Eaton Vance Michigan Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.1%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,276,275
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	727,320
		$2,003,595
Electric Utilities — 2.1%
$375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/25 (1) (2)	$371,610
1,125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 9.56%, 7/1/37 (1) (2)	994,657
		$1,366,267
Escrowed/Prerefunded — 4.4%
$750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$824,813
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	868,013
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,106,860
		$2,799,686
General Obligations — 1.8%
$500	Kent County Building Authority, 5.50%, 6/1/26	$572,145
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	562,077
		$1,134,222
Hospital — 20.0%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$516,255
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	392,846
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	724,590
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	495,184
170	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	170,513
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,003,940
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,452,540
1,555	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,462,431
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	473,020
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,512,045
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,415,355
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,248,455
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	991,250
		$12,858,424
Insured-Education — 7.3%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23	$796,868
3,800	Wayne University, (MBIA), 5.00%, 11/15/37	3,898,534
		$4,695,402
Insured-Electric Utilities — 3.6%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	$330,402
2,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	2,010,100
		$2,340,502

1

Insured-Escrowed/Prerefunded — 8.8%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,202,240
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,079,770
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,344,955
		$5,626,965
Insured-General Obligations — 28.9%
$850	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$794,121
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	635,180
2,500	Detroit City School District, (FSA), 5.25%, 5/1/32	2,742,375
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,166,890
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28 (3)	1,023,410
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,012,370
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,274,710
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,021,820
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,738,502
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	461,490
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	2,985,467
350	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (1) (2)	416,140
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,505,350
1,965	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,809,667
		$18,587,492
Insured-Housing — 0.1%
$40	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$38,388
		$38,388
Insured-Lease Revenue/Certificates of Participation — 1.4%
$3,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$930,600
		$930,600
Insured-Transportation — 4.7%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (4)	$1,074,260
2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	1,915,600
		$2,989,860
Insured-Water and Sewer — 3.6%
$2,500	Detroit, Sewer Disposal Revenue, (MBIA), 4.50%, 7/1/35	$2,325,725
		$2,325,725
Other Revenue — 1.5%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$995,344
		$995,344
Special Tax Revenue — 7.4%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,087,603
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,069,540
10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	532,100
1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,092,278
		$4,781,521
Transportation — 4.7%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25 (4)	$3,019,350
		$3,019,350
Total Tax-Exempt Investments — 103.4% (identified cost $64,737,362)		$66,493,343
Other Assets, Less Liabilities — (3.4)%		$(2,181,156)
Net Assets— 100.0%		$64,312,187

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.

2

AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at April 30, 2008, 56.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 23.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $1,782,407 or 2.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	149 U.S. Treasury Bond	Short	$(17,104,143)	$(17,416,704)	$(312,561)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	4.9025%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(12,868)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,684,971
Gross unrealized appreciation	3,262,185
Gross unrealized depreciation	(1,453,813)
Net unrealized appreciation	$1,808,372

3

Eaton Vance Minnesota Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.2%
$350	Hopkins, (Blake School), 4.625%, 9/1/24	$345,439
750	Minnesota Higher Education Facilities Authority, (Augsburg College), 5.00%, 5/1/36	674,092
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,257,512
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	979,736
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,379,130
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	576,104
1,000	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	917,760
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,412,623
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,031,300
		$8,573,696
Electric Utilities — 3.8%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$471,700
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	734,888
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,961,880
		$3,168,468
Escrowed/Prerefunded — 6.4%
$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,139,746
1,980	Rochester, Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,114,363
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,110,650
		$5,364,759
General Obligations — 6.6%
$750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$770,423
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	506,350
635	Golden Valley, 4.75%, 2/1/24	657,498
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	834,471
1,000	Minnesota, 5.00%, 11/1/26	1,048,690
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	989,610
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	749,955
		$5,556,997
Hospital — 8.5%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$950,640
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	718,942
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	466,550
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,512,810
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (1)	3,034,245
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	471,415
		$7,154,602

1

Housing — 6.4%
$500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500,220
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	908,830
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	458,185
1,000	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	964,750
1,000	Minnesota Housing Finance Agency, (AMT), Variable Rate, 4.80%, 7/1/38	893,380
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,655,082
		$5,380,447
Industrial Development Revenue — 1.2%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$972,720
		$972,720
Insured-Education — 1.9%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,022,970
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	524,910
		$1,547,880
Insured-Electric Utilities — 13.4%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,054,840
1,150	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	1,151,541
2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	1,960,420
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (2)	532,874
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,488,400
2,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	2,047,920
		$11,235,995
Insured-Escrowed/Prerefunded — 6.2%
$500	Columbia Heights, Multifamily, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$597,795
1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), Prerefunded to 2/1/13, 5.00%, 2/1/20	1,379,906
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32 (3)	1,601,220
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	1,605,195
		$5,184,116
Insured-General Obligations — 14.9%
$1,525	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,594,357
2,245	Cambridge Independent School District No. 911, (MBIA), 0.00%, 2/1/29	731,062
2,000	Chaska Independent School District No. 112, (MBIA), 4.50%, 2/1/28	1,989,520
685	Chatfield Independent School District No. 227, (FSA), 4.625%, 2/1/32	686,822
500	Dayton, (XLCA), 4.375%, 2/1/34	465,950
1,000	Farmington Independent School District No. 192, (FSA), 4.50%, 2/1/22	1,022,280
1,005	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	1,013,130
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,041,890
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,053,760
1,000	St. Francis Independent School District No. 15, (MBIA), 5.00%, 2/1/27	1,024,140
1,830	St. Paul Independent School District No. 625, (FSA), 5.00%, 2/1/27	1,906,220
		$12,529,131
Insured-Hospital — 5.3%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/30	$1,001,840
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,000,600
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37 (4)	2,021,460
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,877
		$4,475,777

2

Insured-Other Revenue — 1.0%
$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$832,896
		$832,896
Insured-Special Tax Revenue — 3.6%
$2,000	St. Paul, Sales Tax Reveue, (XLCA), 5.00%, 11/1/30	$2,001,500
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	1,018,540
		$3,020,040
Insured-Transportation — 3.4%
$2,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32(3)	$1,864,640
1,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (AMT), 5.00%, 1/1/22	985,340
		$2,849,980
Miscellaneous — 2.5%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,055,740
		$2,055,740
Senior Living/Life Care — 1.8%
$670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	$579,094
975	St. Paul Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(5)	909,919
		$1,489,013
Special Tax Revenue — 3.6%
$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,016,820
1,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,005,320
		$3,022,140
Total Tax-Exempt Investments — 100.7% (identified cost $83,598,534)		$84,414,397
Other Assets, Less Liabilities — (0.7)%		$(577,606)
Net Assets— 100.0%		$83,836,791

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 16.8% of total investments.

3

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(4)	When-issued security.
(5)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	70 U.S. Treasury Bond	Short	$(8,105,700)	$(8,182,344)	$(76,644)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$1,500,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(30,316)
Morgan Stanley Capital Services, Inc.	350,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(31,834)
					$(62,150)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,989,319
Gross unrealized appreciation	2,458,584
Gross unrealized depreciation	(1,533,506)
Net unrealized appreciation	$925,078

4

Eaton Vance New Jersey Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.6%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$727,455
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	710,895
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	629,666
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37 (1)	4,002,438
1,025	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	984,020
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	783,570
		$7,838,044
Electric Utilities — 3.2%
$9,000	Puerto Rico Electric Power Authority, Series N , 0.00%, 7/1/17	$5,912,550
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,313,900
2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,388,150
		$9,614,600
Escrowed/Prerefunded — 2.4%
$3,175	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	$3,696,843
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	3,493,065
		$7,189,908
General Obligations — 1.6%
$1,705	Bergen County Improvements Authority, (Bergen County Utilities), 5.00%, 12/15/32	$1,768,153
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	2,846,790
		$4,614,943
Health Care-Miscellaneous — 0.4%
$1,095	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,084,061
		$1,084,061
Hospital — 15.5%
$600	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$563,580
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,486,888
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,142,088
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,185,042
5,940	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27 (2)	5,863,909
1,115	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,145,618
13,360	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	12,748,112
1,250	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.00%, 7/1/26	1,181,412
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,039,030
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,491,335
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,769,336

1

$1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	$1,530,961
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,001,579
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,033,200
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,714,407
		$45,896,497
Housing — 3.8%
$635	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$639,629
2,185	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	1,931,496
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,814,060
6,365	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	5,938,418
		$11,323,603
Industrial Development Revenue — 5.9%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,476,200
6,780	New Jersey Economic Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	5,857,649
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,577,344
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,981,669
6,465	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,575,869
		$17,468,731
Insured-Education — 3.4%
$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35	$9,961,805
		$9,961,805
Insured-Electric Utilities — 2.3%
$2,500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$2,499,800
3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	4,238,871
		$6,738,671
Insured-Escrowed/Prerefunded — 1.7%
$2,520	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,247,350
3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	3,798,260
		$5,045,610
Insured-Gas Utilities — 3.2%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$9,518,800
		$9,518,800
Insured-General Obligations — 7.6%
$1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	$1,145,690
3,050	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/35	695,003
3,100	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/36	666,965
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,715,553
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,562,222
10,965	Jackson Township School District, (MBIA), 2.50%, 6/15/27	8,085,262
2,785	Monroe Township Board of Education Middlesex County, (AGC), 4.75%, 3/1/35	2,793,522
1,035	Monroe Township Board of Education Middlesex County, (AGC), 4.75%, 3/1/37	1,037,360
825	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	826,048
1,120	South Orange and Maplewood School District, (AGC), 4.625%, 1/15/26	1,134,370
890	South Orange and Maplewood School District, (AGC), 4.625%, 1/15/27	897,227
		$22,559,222

2

Insured-Hospital — 6.1%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,578,177
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,339,403
1,245	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	1,288,824
2,520	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	2,598,851
3,980	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	4,017,651
1,645	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	1,660,562
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,630,693
		$18,114,161
Insured-Lease Revenue/Certificates of Participation — 2.2%
$1,585	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,595,635
4,600	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	4,775,444
		$6,371,079
Insured-Special Tax Revenue — 6.9%
$10,620	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,777,195
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,128,220
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,756,250
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,093,365
4,210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	4,499,648
12,215	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	885,954
2,260	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	298,772
4,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	558,925
3,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	420,793
		$20,419,122
Insured-Transportation — 9.1%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,743,105
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,348,897
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,676,055
13,245	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	13,274,801
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,629,800
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	374,202
		$27,046,860
Insured-Water and Sewer — 5.6%
$1,345	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$1,401,221
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25 (3)	9,269,255
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,766,021
		$16,436,497
Lease Revenue/Certificates of Participation — 3.5%
$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$884,268
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	984,468
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,441,577
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,592,316
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,611,310
		$10,513,939

3

Other Revenue — 5.3%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$794,880
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,060,686
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	6,255,660
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	1,141,760
7,875	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	6,302,992
		$15,555,978
Senior Living/Life Care — 3.5%
$2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,657,738
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,071,917
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (4)	3,020,185
3,075	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	2,594,501
		$10,344,341
Special Tax Revenue — 4.2%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$283,215
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	462,410
11,645	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	11,669,338
		$12,414,963
Transportation — 7.3%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (5)	$21,614,400
		$21,614,400
Water and Sewer — 1.7%
$5,170	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,171,810
		$5,171,810
Total Tax-Exempt Investments — 109.0% (identified cost $322,334,828)		$322,857,645
Other Assets, Less Liabilities — (9.0)%		$(26,757,461)
Net Assets— 100.0%		$296,100,184

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at April 30, 2008, 44.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 12.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	When-issued security.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(4)	Security is in default with respect to scheduled principal payments.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	600 U.S. Treasury Bond	Short	$(68,730,712)	$(70,134,378)	$(1,403,666)

4

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$13,225,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(267,283)

Merrill Lynch Capital Services, Inc.	12,175,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	(136,235)

Morgan Stanley Capital Services, Inc.	4,100,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(372,916)
					$(776,434)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$300,314,215
Gross unrealized appreciation	10,633,225
Gross unrealized depreciation	(9,539,795)
Net unrealized appreciation	$1,093,430

5

Eaton Vance Pennsylvania Municipals Fund	as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.4%
$1,055	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,070,930
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,014,650
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,000,170
		$7,085,750
Education — 3.5%
$1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	$880,730
6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	6,031,245
3,500	Pennsylvania State University, 4.50%, 8/15/36	3,396,190
		$10,308,165
Electric Utilities — 0.7%
$2,250	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,158,020
		$2,158,020
Escrowed/Prerefunded — 4.5%
$2,000	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,233,900
675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	756,074
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,365,751
3,500	Chester County Health and Educational Facilities Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,724,630
2,250	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	2,478,037
2,000	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	2,279,800
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	538,460
		$13,376,652
General Obligations — 0.3%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,025,450
		$1,025,450
Hospital — 8.9%
$3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,759,569
2,895	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,628,342
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,141,314
5,000	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,002,600
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	894,600
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,349,403
7,180	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	6,588,296
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,957,403
		$26,321,527

Housing — 5.7%
$1,460	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,329,622
7,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	6,105,330
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,799,924
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,465,618
		$16,700,494
Industrial Development Revenue — 1.1%
$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$485,045
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,458,300
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,273,500
		$3,216,845
Insured-Education — 7.5%
$4,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$4,280,680
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,373,854
2,500	Pennsylvania Higher Educational Facilities Authority, (MBIA), 5.00%, 6/15/23	2,613,575
3,175	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	2,991,993
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 5.00%, 4/1/25	4,961,210
2,190	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	2,115,299
1,000	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadephia), (AGC), 5.00%, 11/1/32 (2)	1,018,760
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	892,500
2,000	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadephia), (AGC), 5.00%, 11/1/37 (2)	2,027,640
		$22,275,511
Insured-Electric Utilities — 3.4%
$7,860	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$7,659,177
2,500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	2,499,800
		$10,158,977
Insured-Escrowed/Prerefunded — 9.4%
$2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,747,315
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,563,775
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,553,239
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,466,141
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,914,870
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,006,834
1,030	Philadelphia, (FSA), Prerefunded to 3/15/09, 5.00%, 3/15/28	1,065,895
2,105	Philadelphia, (FSA), Prerefunded to 3/15/11, 5.25%, 9/15/25	2,255,108
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,091,140
5,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (3)	5,350,299
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,471,831
5,780	Westmoreland Municipal Authority, (FGIC), Series A, Escrowed to Maturity, 0.00%, 8/15/20	3,041,609
5,400	Westmoreland Municipal Authority, (FGIC), Series C, Escrowed to Maturity, 0.00%, 8/15/20	3,155,112
		$27,683,168
Insured-General Obligations — 15.3%
$2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	$1,220,451
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,148,255
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	1,085,130

$2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	$1,023,611
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,594,436
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,637,646
3,850	Hollidaysburg School District, (FSA), 4.75%, 3/15/30	3,871,983
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	500,970
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	795,740
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	505,236
1,430	Mars Area School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,162,318
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	449,812
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	853,749
5,000	Montour School District, (FSA), 5.00%, 4/1/32 (1)	5,133,750
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,557,626
3,040	Philadelphia School District, (FGIC), 4.375%, 6/1/34	2,752,355
3,300	Puerto Rico, (FSA), Variable Rate, 10.568%, 7/1/27 (4)(5)	3,923,601
1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,610,865
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	619,971
8,500	Scranton School District, (FSA), 5.00%, 7/15/38 (3)	8,703,065
		$45,150,570
Insured-Hospital — 2.8%
$3,750	Allegheny County Hospital Authority, (Magee-Women’s Hospital), (FGIC), 0.00%, 10/1/15	$2,684,362
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,052,360
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,430,599
		$8,167,321
Insured-Industrial Development Revenue — 1.2%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,534,520
		$3,534,520
Insured-Lease Revenue/Certificates of Participation — 3.6%
$9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28 (3)	$10,586,192
		$10,586,192
Insured-Special Tax Revenue — 0.9%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$635,591
11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	797,830
2,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	269,027
4,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	503,407
3,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	379,066
		$2,584,921
Insured-Transportation — 15.0%
$8,850	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	$9,709,601
6,000	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	5,812,920
7,950	Philadelphia, Airport Revenue, (MBIA), (AMT), 4.75%, 6/15/35	7,114,296
3,300	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	3,538,491
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41 (3)	6,445,560
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (FSA), 5.25%, 7/1/36 (3)	11,795,135
		$44,416,003
Insured-Utilities — 7.0%
$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37 (6)	$11,558,085
8,100	Philadelphia Gas Works Revenue, (FSA), 5.375%, 7/1/17 (3)	9,086,175
		$20,644,260
Insured-Water and Sewer — 7.7%
$5,125	Allegheny County Sanitation Authority, (FGIC), 5.00%, 12/1/37	$5,116,903
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	479,785
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	3,667,400

$5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	$5,244,920
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 11/1/36	3,802,095
1,000	Harrisburg Authority, Water Revenue, (FSA), 5.00%, 7/15/29	1,015,840
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,240,957
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,242,459
		$22,810,359
Nursing Home — 2.0%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,811,800
2,900	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,902,929
1,175	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,177,080
		$5,891,809
Senior Living/Life Care — 2.5%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27 (7)	$1,607,800
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,614,592
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,858,800
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	553,176
900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	785,898
1,100	Philadelphia Higher Educational Facilities Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,096,887
		$7,517,153
Special Tax Revenue — 2.5%
$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$7,300,226
		$7,300,226
Transportation — 0.8%
$725	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$731,518
995	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	994,901
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	754,868
		$2,481,287
Total Tax-Exempt Investments — 108.7% (identified cost $319,323,430)		$321,395,180

Short-Term Investments — 1.4%

Principal
Amount
(000’s omitted)	Description	Value
$4,000	Pennsylvania Housing Finance Agency, (AMT), (SPA: Lloyds TSB Bank Plc), Variable Rate, 7.46%, 10/1/34 (8)	$3,992,539
Total Short-Term Investments (identified cost $3,992,539)		$3,992,539
Total Investments — 110.1% (identified cost $323,315,969)		$325,387,719
Other Assets, Less Liabilities — (10.1)%		$(29,739,000)
Net Assets— 100.0%		$295,648,719

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
SPA	—	Standby Bond Purchase Agreement
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2008, 67.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 27.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	When-issued security.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $3,923,601 or 1.3% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2008.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(7)	Security is in default with respect to scheduled principal payments.
(8)	Variable rate demand obligation. The stated interest rate represents the rate in effect at April 30, 2008.

A summary of financial instruments at April 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	740 U.S. Treasury Bond	Short	$(84,999,129)	$(86,499,066)	$(1,499,937)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$7,300,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(147,536)

Merrill Lynch Capital Services, Inc.	4,500,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	(50,354)

Morgan Stanley Capital Services, Inc.	5,000,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(454,776)
					$(652,666)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$286,843,085
Gross unrealized appreciation	11,208,677
Gross unrealized depreciation	(8,124,043)
Net unrealized appreciation	$3,084,634

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	June 24, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 24, 2008